Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Business Acquisitions, by Acquisition

The following table presents significant completed acquisitions of wholly-owned merchant solar projects by Dominion Energy.

Completed Acquisition Date	Seller	Number of Projects		Project Location	Project Name(s)	Initial Acquisition (millions)(1)	Project Cost (millions)(2)	Date of Commercial Operations	MW Capacity
April 2015	EC&R NA Solar PV, LLC	1		California	Alamo	$ 66	$ 66	May 2015	20
April 2015	EDF Renewable Development, Inc.	3		California	Cottonwood(3)	106	106	May 2015	24
June 2015	EDF Renewable Development, Inc.	1		California	Catalina 2	68	68	July 2015	18
July 2015	SunPeak Solar, LLC	1		California	Imperial Valley 2	42	71	August 2015	20
November 2015	EC&R NA Solar PV, LLC	1		California	Maricopa West	65	65	December 2015	20
November 2015	Community Energy Solar, LLC	1		Virginia	Amazon Solar Farm U.S East	34	212	October 2016	80
February 2017	Community Energy Solar, LLC	1		Virginia	Amazon Solar Farm Virginia—Southampton	29	205	December 2017	100
March 2017	Solar Frontier Americas Holding LLC	1	(4)	California	Midway II	77	78	June 2017	30
May 2017	Cypress Creek Renewables, LLC	1		North Carolina	IS37	154	160	June 2017	79
June 2017	Hecate Energy Virginia C&C LLC	1		Virginia	Clarke County	16	16	August 2017	10
June 2017	Strata Solar Development, LLC/Moorings Farm 2 Holdco, LLC	2		North Carolina	Fremont, Moorings 2	20	20	November 2017	10
September 2017	Hecate Energy Virginia C&C LLC	1		Virginia	Cherrydale	40	41	November 2017	20
October 2017	Strata Solar Development, LLC	2		North Carolina	Clipperton, Pikeville	20	21	November 2017	10

(1)	The purchase price was primarily allocated to Property, Plant and Equipment.
(2)	Includes acquisition cost.
(3)	One of the projects, Marin Carport, began commercial operations in 2016.
(4)	In April 2017, Dominion Energy discontinued efforts on the acquisition of the additional 20 MW solar project from Solar Frontier Americas Holding LLC.

Dominion Energy Questar Corporation
Schedule of Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed

The table below shows the allocation of the purchase price to the assets acquired and liabilities assumed at closing which reflects the following adjustments from the preliminary valuation recog-nized during the measurement period. During the fourth quarter of 2016, certain modifications were made to preliminary valuation amounts for acquired property, plant and equipment, current liabilities, and deferred income taxes, resulting in a $6 million net decrease to goodwill, which related primarily to the sale of Questar Fueling Company in December 2016 as further described in the Sale of Questar Fueling Company. In the third quarter of 2017, certain modifications were made to the valuation amounts for regulatory liabilities, current liabilities and deferred income taxes, resulting in a $6 million net increase to goodwill recorded in Dominion Energy’s Consolidated Balance Sheets. The modifications relate primarily to the finalization of Dominion Energy Questar’s 2016 tax return for the period January 1, 2016 through the Dominion Energy Questar Combination, as well as certain regulatory adjustments.

Amount
(millions)
Total current assets	$224
Investments(1)	58
Property, plant and equipment(2)	4,131
Goodwill	3,111
Total deferred charges and other assets, excluding goodwill	75
Total Assets	7,599
Total current liabilities(3)	793
Long-term debt(4)	963
Deferred income taxes	807
Regulatory liabilities	259
Asset retirement obligations	160
Other deferred credits and other liabilities	220
Total Liabilities	3,202
Total purchase price	4,397

(1)	Includes $40 million for an equity method investment in White River Hub. The fair value adjustment on the equity method investment in White River Hub is considered to be equity method goodwill and is not amortized.
(2)	Nonregulated property, plant and equipment, excluding land, will be depreciated over remaining useful lives primarily ranging from 9 to 18 years.
(3)	Includes $301 million of short-term debt, of which no amounts remain outstanding at December 31, 2017, as well as a $250 million variable interest rate term loan due in August 2017 that was paid in July 2017.
(4)	Unsecured senior and medium-term notes with maturities which range from 2017 to 2048 and bear interest at rates from 2.98% to 7.20%.

Business Acquisition, Pro Forma Information

The following unaudited pro forma financial information reflects the consolidated results of operations of Dominion Energy assuming the Dominion Energy Questar Combination had taken place on January 1, 2015. The unaudited pro forma financial information has been presented for illustrative purposes only and is not necessarily indicative of the consolidated results of operations that would have been achieved or the future consolidated results of operations of the combined company.

	Twelve Months Ended December 31,
	2016(1)	2015
(millions, except EPS)
Operating Revenue	$12,497	$12,818
Net income attributable to Dominion Energy	2,300	2,108
Earnings Per Common Share – Basic	$ 3.73	$ 3.56
Earnings Per Common Share – Diluted	$ 3.73	$ 3.55

(1)	Amounts include adjustments for non-recurring costs directly related to the Dominion Energy Questar Combination.